ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	$ 31,539	$ 29,862
Accrued expenses	9,511	9,534
Payables for purchase of property, plant and equipment	1,372	2,416
Payables for purchase of educational merchandise	4,841	4,351
Other tax payable	684	294
Acquisition consideration payable	628	613
Others	7,067	7,336
Total accrued expenses and other current liabilities	$ 55,642	$ 54,406